Income taxes (Tables)	12 Months Ended
Mar. 31, 2014
Income taxes
Components of income tax expense

	Millions of yen
	Year ended March 31
	2012	2013	2014
Current:
Domestic	¥13,481	¥71,918	¥21,558
Foreign	7,650	6,164	6,546

Subtotal	21,131	78,082	28,104

Deferred:
Domestic	34,274	55,257	109,037
Foreign	3,498	(1,300)	8,024

Subtotal	37,772	53,957	117,061

Total	¥58,903	¥132,039	¥145,165

Effective income tax rate reflected in consolidated statements of income

	Year ended March 31
	2012	2013	2014
Our effective statutory tax rate	41.0%	38.0%	38.0%
Impact of:
Changes in deferred tax valuation allowance	(22.5)	(0.7)	(9.8)
Taxable items to be added on financial profit	3.8	1.5	0.4
Non-deductible expenses	23.3	12.9	7.7
Non-taxable revenue	(29.7)	(9.3)	(8.0)
Dividends from foreign subsidiaries	0.9	0.2	—
Tax effect of undistributed earnings of foreign subsidiaries	(1.1)	0.2	3.5
Different tax rate applicable to income (loss) of foreign subsidiaries	14.1	10.0	6.3
Effect of changes in domestic tax laws	45.7	0.9	0.6
Expiration of loss carryforwards	2.8	1.3	0.7
Tax benefit recognized on the devaluation of investment in subsidiaries and affiliates	(8.8)	—	1.4
Other	(0.2)	0.5	(0.7)

Effective tax rate	69.3%	55.5%	40.1%

Details of deferred tax assets and liabilities

	Millions of yen
	March 31
	2013	2014
Deferred tax assets
Depreciation, amortization and valuation of fixed assets	¥10,043	¥12,604
Investments in subsidiaries and affiliates	177,175	54,678
Valuation of financial instruments	146,800	46,321
Accrued pension and severance costs	17,999	7,850
Other accrued expenses and provisions	106,436	102,922
Operating losses	341,177	437,899
Other	5,228	3,991

Gross deferred tax assets	804,858	666,265
Less—Valuation allowance	(522,220)	(490,603)

Total deferred tax assets	282,638	175,662

Deferred tax liabilities
Investments in subsidiaries and affiliates	88,631	107,020
Valuation of financial instruments	53,367	54,524
Undistributed earnings of foreign subsidiaries	2,960	736
Valuation of fixed assets	21,950	21,204
Other	4,210	4,899

Total deferred tax liabilities	171,118	188,383

Net deferred tax assets (liabilities)	¥111,520	¥(12,721)

Changes in valuation allowance for deferred tax assets

	Millions of yen
	Year ended March 31
	2012		2013		2014
Balance at beginning of year	¥461,966		¥490,986		¥522,220
Net change during the year	29,020	(1)	31,234	(2)	(31,617	)(3)

Balance at end of year	¥490,986		¥522,220		¥490,603

(1)	Includes ¥24,715 million which is mainly due to an increase in non-recoverability of losses in certain foreign subsidiaries, ¥20,014 million related to Japanese subsidiaries which is mainly due to the effect of the conversion of Nomura Land and Building Co., Ltd. into a subsidiary of Nomura Holdings, Inc., and negative ¥15,709 million related to the Company which is due mainly to the decrease of allowance for the deferred tax assets previously recorded. In total, ¥29,020 million of allowances increased for the year ended March 31, 2012.
(2)

Includes ¥52,862 million which is mainly due to an increase in non-recoverability of losses in certain foreign subsidiaries, negative ¥22,903 million related to the de-consolidation of NREH into an equity method affiliate, and ¥1,275 million related to Japanese subsidiaries and the Company, which is determined based on a review of future realizable value. In total, ¥31,234 million of allowances increased for the year ended March 31, 2013.

(3)	Includes ¥29,134 million mainly due to an increase in non-recoverability of losses in certain foreign subsidiaries, negative ¥47,263 million related to certain foreign subsidiaries which is due mainly to the liquidation and the decrease of allowance for the deferred tax assets previously recorded, and negative ¥13,488 million related to Japanese subsidiaries and the Company, which is determined based on a reassessment of future realizable value and also due to the decrease of allowance for the deferred tax assets previously recorded. In total, ¥31,617 million of allowances decreased for the year ended March 31, 2014.

Summarizes major jurisdictions subject to examination

Jurisdiction	Year
Japan	2009	(1)
U.K.	2013
U.S.	2011

(1)	For transfer pricing, the earliest year in which Nomura remains subject to examinations is 2008.